Discontinued Operations (Consolidated Statements Of balance sheets) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash	$ 0	$ 5	$ 25
Current	0	29,283
Current	0	4,282
Century Skyway Limited
Cash	2	5
Advances to suppliers	44	45
Goodwill	12,831	12,831
Intangible assets	16,402	16,402
Assets held for sale		29,283
Current		29,283
Other payables, accrued liabilities and customer deposits	185	182
Deferred tax liabilities	$ 4,100	4,100
Liabilities held for sale		4,282
Current		$ 4,282